OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income [Abstract]
Government supports - COVID-19	$ 4,668	$ 1,840	$ 0
Other income	0	17	88
Rental income from premises	4	3	3
Other operating income	$ 4,672	$ 1,860	$ 91